EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Sep. 28, 2013	Sep. 29, 2012
Numerator:
Net income	$ 28,671	$ 17,349	$ 84,697	$ 50,842
Denominator:
Weighted average number of common shares outstanding - Basic	19,344,584	19,160,072	19,320,328	19,143,988
Dilutive effect of options and restricted stock units outstanding under the Company's employee compensation plans	603,470	599,480	591,792	561,105
Weighted average number of common shares outstanding - Diluted	19,948,054	19,759,552	19,912,120	19,705,093